Deferred Revenue - Schedule of Entrance Fee Receivables (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Entrance Fee Receivable [Roll Forward]
Opening balance	$ 73,376	$ 61,273
Current year deferrals provided	82,241	99,960
Receipts applied to entrance fee commitments	(85,450)	(87,857)
Closing balance	$ 70,167	$ 73,376